EMPLOYEE RELATED LIABILITIES (Tables) - Pension Plan [Member]	12 Months Ended
Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
Details	2025	2024	2023
Discount rate	5.30%	5.60%	4.90%
Expected return on plan assets	6.10%	5.60%	5.60%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2026	$1,262
2027	1,335
2028	1,368
2029	1,389
2030	1,395
2031 - 2035	$6,717